Revenue	9 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue

4. Revenue

Testing services revenue

Testing services revenue is generated from the KidneyIntelX platform, which provides analytical services to customers. Each individual test is a performance obligation that is satisfied at a point in time upon completion of the testing process (when results are reported) which is when control passes to the customer and revenue is recognized. During the three and nine months ended March 31, 2022, the Company recognized $0.8 million and $1.9 million, respectively, of testing services revenue. Sales tax and other similar taxes are excluded from revenues. During the three and nine months ended March 31, 2021, the Company recognized $0.1 million and $0.1 million, respectively of testing services revenue.

Pharmaceutical services revenue

Pharmaceutical services revenue is generated from the provision of analytical services to customers. Contracts with customers generally include an initial upfront payment and additional payments upon achieving performance milestones. The Company uses present right to payment and customer acceptance as indicators to determine the transfer of control to the customer which may occur at a point in time or over time depending on the individual contract terms. Sales tax and other similar taxes are excluded from revenues.

During the three and nine months ended March 31, 2022, the Company recognized $0.0 million and $0.2 million, respectively, of pharmaceutical services revenue where performance obligations are satisfied over time. During the, the three and nine months ended March 31, 2021 Company recognized $0.0 million and $0.4 million, respectively, of pharmaceutical services revenue where performance obligations are satisfied over time.

Professional services revenue

Professional services revenue consists of services related to the creation of a branded care navigation portal/pathway for use with KidneyIntelX. Revenue is recognized when control of the promised services is transferred to customers and the performance obligation is fulfilled in an amount that reflects the consideration that the Company expects to be entitled in exchange for those services.

The company did not recognize any professional services revenue during the three and nine months ended March 31, 2022. During the three and nine months ended March 31, 2021 the company recognized $0.6 million and $0.6 million, respectively, of other services revenue where performance obligations are satisfied at a point in time.

Deferred revenue

Deferred revenue represents the allocated transaction price to the material right which will be recognized as revenue when the renewal options are exercised which is expected to occur over the next 21 months.

The following table summarizes the changes in deferred revenue:

	March 31, 2022	June 30, 2021
Balance, beginning of period	$122	$—
Deferral of revenue	67	250
Revenue recognized	(122)	(128)
Balance, end of period	$67	$122